UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                    FORM N-Q
                                    ________

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-22431

                             RIVERPARK FUNDS TRUST
               (Exact name of registrant as specified in charter)
                                    ________


                        156 West 56th Street, 17th Floor
                               New York, NY 10019
             (Address of Principal Executive Office)     (Zip Code)

                                  Morty Schaja
                        156 West 56th Street, 17th Floor
                               New York, NY 10019
                    (Name and Address of Agent for Service)

                                With copies to:
                                Thomas R. Westle
                                 Blank Rome LLP
                              405 Lexington Avenue
                            New York, New York 10174

                                 (212) 484-2100
              (Registrant's Telephone Number, including Area Code)


                  DATE OF FISCAL YEAR END: SEPTEMBER 30, 2014

                    DATE OF REPORTING PERIOD: JUNE 30, 2014

ITEM 1.      SCHEDULE OF INVESTMENTS


[LOGO]                                               RiverPark Large Growth Fund
                                                       June 30, 2014 (Unaudited)
--------------------------------------------------------------------------------



Description                                      Shares        Value (000)
--------------------------------------------------------------------------------
Schedule of Investments

Common Stock -- 95.7%**

Consumer Discretionary -- 22.1%
     Discovery Communications, Cl C*             32,021         $ 2,325
     Dollar Tree*                                27,861           1,517
     Dollarama                                    9,811             808
     Las Vegas Sands                             21,038           1,604
     Melco Crown Entertainment ADR               23,345             834
     Priceline Group*                             2,268           2,728
     Starbucks                                   18,871           1,460
     Ulta Salon Cosmetics & Fragrance*            6,463             591
     Walt Disney                                 19,467           1,669
     Wynn Resorts                                 5,567           1,155
                                                                 ------
                                                                 14,691
                                                                 ------

Energy -- 10.7%
     Cabot Oil & Gas, Cl A                       51,236           1,749
     National Oilwell Varco                      16,160           1,331
     Schlumberger                                11,267           1,329
     Southwestern Energy*                        58,804           2,675
                                                                 ------
                                                                  7,084
                                                                 ------

Financials -- 20.8%
     American Express                            14,718           1,396
     American Tower REIT, Cl A                   17,411           1,567
     Charles Schwab                              53,096           1,430
     CME Group, Cl A                             11,731             832
     KKR & Co., LP (a)                           41,133           1,001
     Realogy Holdings*                           77,231           2,912
     TD Ameritrade Holding                       45,113           1,414
     The Blackstone Group LP (a)                 97,808           3,271
                                                                 ------
                                                                 13,823
                                                                 ------
Health Care -- 2.8%
     Intuitive Surgical*                          2,034             838
     Perrigo                                      7,080           1,032
                                                                  -----
                                                                  1,870
                                                                  -----
Industrials -- 0.8%
     Precision Castparts                          2,169             547
                                                                  -----

Information Technology -- 31.3%
     Alliance Data Systems*                       5,075           1,427
     Apple                                       36,038           3,349
     Cognizant Technology Solutions,
       Cl A*                                     45,519           2,226
     eBay*                                       39,215           1,963
     Equinix*                                    12,569           2,640
     Google, Cl A*                                2,586           1,512
     Google, Cl C*                                2,623           1,509
     Mastercard, Cl A                            19,401           1,426
     QUALCOMM                                    27,635           2,189
     Trimble Navigation*                         26,340             973
     Visa, Cl A                                   7,525           1,586
                                                                 ------
                                                                 20,800
                                                                 ------
Materials -- 5.0%
     Ecolab                                       5,560             619
     Monsanto                                    17,096           2,133






                                              Shares/Face
                                                 Amount
Description                                       (000)          Value (000)
--------------------------------------------------------------------------------
    Praxair                                       4,388           $ 583
                                                                  -----
                                                                  3,335
                                                                  -----
Telecommunication Services -- 2.2%
    SBA Communications, Cl A*                    14,576           1,491
                                                                  -----

Total Common Stock
  (Cost $52,063) (000)                                           63,641
                                                                 ------

Time Deposit -- 5.5%
    Brown Brothers, 0.030%, 07/01/14
      (Cost $3,644) (000)                       $ 3,644           3,644
                                                                 ------

Total Investments -- 101.2%
(Cost $55,707) (000)+                                           $67,285
                                                                =======


As of June 30, 2014, all of the Fund's investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended June 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

    Percentages are based on Net Assets of $66,460 (000).
*   Non-income producing security.
** More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(a) Security considered Master Limited Partnership. At June 30, 2014, these securities amounted to $4,272 or 6.4% of Net Assets.

ADR -- American Depositary Receipt
Cl -- Class
LP -- Limited Partnership
REIT -- Real Estate Investment Trust

+   At June 30, 2014, the tax basis cost of the Fund's investments was $55,707
    (000) and the unrealized appreciation and depreciation were $11,967 (000) and ($389) (000), respectively.

    For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


RPF-QH-001-0800

[LOGO}                                                  RiverPark/Wedgewood Fund
                                                       June 30, 2014 (Unaudited)
--------------------------------------------------------------------------------



                                                 Shares/Face
                                                    Amount
Description                                         (000)        Value (000)
--------------------------------------------------------------------------------
Schedule of Investments

Common Stock -- 90.8%**

Consumer Discretionary -- 10.0%
     Coach                                    2,104,000      $   71,936
     LKQ*                                     1,465,000          39,101
     Priceline Group*                            48,000          57,744
                                                                -------
                                                                168,781
                                                                -------
Consumer Staples -- 3.4%
     Mead Johnson Nutrition, Cl A               615,000          57,300
                                                                -------
Energy -- 6.9%
     National Oilwell Varco                     643,000          52,951
     Schlumberger                               541,000          63,811
                                                                -------
                                                                116,762
                                                                -------
Financials -- 12.8%
     Berkshire Hathaway, Cl B*                1,116,000         141,241
     M&T Bank                                   607,000          75,298
                                                                -------
                                                                216,539
                                                                -------
Health Care -- 14.1%
     Express Scripts Holding*                 1,531,000         106,144
     Perrigo                                    541,000          78,856
     Varian Medical Systems*                    650,000          54,041
                                                                -------
                                                                239,041
                                                                -------
Industrials -- 11.1%
     Cummins                                    316,000          48,756
     NOW*                                       135,750           4,915
     Stericycle*                                667,000          78,986
     Verisk Analytics, Cl A*                    908,000          54,498
                                                                -------
                                                                187,155
                                                                -------
Information Technology -- 32.5%
     Apple                                    1,575,000         146,365
     Cognizant Technology
     Solutions, Cl A*                         1,850,000          90,484
     EMC                                      3,696,000          97,352
     Google, Cl A*                               54,000          31,572
     Google, Cl C*                               54,000          31,065
     QUALCOMM                                 1,263,000         100,030
     Visa, Cl A                                 252,000          53,099
                                                                -------
                                                                549,967
                                                                -------

Total Common Stock
  (Cost $1,264,549) (000)                                     1,535,545
                                                              ---------

Time Deposit -- 9.1%
     Brown Brothers, 0.030%,
     07/01/14
       (Cost $153,354) (000)                $   153,354         153,354
                                                              ---------
Total Investments -- 99.9%
(Cost $1,417,903) (000)+                                  $   1,688,899
                                                          =============


As of June 30, 2014, all of the Fund's investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended June 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

     Percentages are based on Net Assets of $1,689,928 (000).
*    Non-income producing security.
** More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.


Cl -- Class

+ At June 30, 2014, the tax basis cost of the Fund's investments was $1,417,903 (000) and the unrealized appreciation and depreciation were $303,390 (000) and ($32,394) (000), respectively.

     For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

RPF-QH-001-0800

[LOGO]                                      RiverPark Short Term High Yield Fund
                                                       June 30, 2014 (Unaudited)
--------------------------------------------------------------------------------



                                                  Face Amount
Description                                         (000)        Value (000)
--------------------------------------------------------------------------------

Schedule of Investments

Corporate Obligations -- 90.3%

   Consumer Discretionary -- 18.2%
     Allbritton Communications
          8.000%, 05/15/18                     $ 38,620        $ 40,454
     American Achievement
          10.875%, 04/15/16 (a)                  19,765          20,407
     Cedar Fair LP
          9.125%, 08/01/18                        3,263           3,441
     Ceridian
          11.250%, 11/15/15                      30,246          30,314
     Dave & Buster's
          11.000%, 06/01/18                       5,200           5,512
     Express
          8.750%, 03/01/18                       34,562          36,377
     Hillman Group
          10.875%, 06/01/18                       4,610           4,893
     HOA Restaurant Group
          11.250%, 04/01/17 (a)                  10,155          10,764
     Pegasus Solutions
          6.000%, 04/15/14 (a) (b)               12,562          11,683
                                                                -------
                                                                163,845
                                                                -------
   Consumer Staples -- 7.0%
     C&S Group Enterprises
          8.375%, 05/01/17 (a)                   23,830          24,981
     Pesquera Inca SAC
          9.000%, 02/10/17 (a)                    2,000           1,970
     Simmons Food
          10.500%, 11/01/17                       9,340          10,052
     US Foods
          8.500%, 06/30/19                       24,583          26,341
                                                                 ------
                                                                 63,344
                                                                 ------
   Energy -- 6.5%
     Drill Rigs Holdings
          6.500%, 10/01/17 (a)                    1,205           1,238
     Expro Finance
          8.500%, 12/15/16 (a)                   17,740          18,605
     Floatel International
          8.000%, 10/11/17                       17,649          19,087
     Memorial Resource Development
          10.000%, 12/15/18 (a)                   7,100           7,264
     Sabine Pass LNG
          7.500%, 11/30/16                       11,355          12,604
                                                                 ------
                                                                 58,798
                                                                 ------
   Financials -- 1.5%
     Nuveen Investments
          9.125%, 10/15/17 (a)                   12,250          13,337
                                                                 ------

   Health Care -- 8.9%
     21st Century Oncology
          8.875%, 01/15/17                       19,414          20,093



                                               Face Amount
Description                                      (000)          Value (000)
--------------------------------------------------------------------------------

     Biomet
          6.500%, 08/01/20                     $ 15,000        $ 16,238
     DaVita HealthCare Partners
          6.375%, 11/01/18                       19,872          20,886
     Symbion
          8.000%, 06/15/16                        2,880           3,024
     Tenet Healthcare
          9.250%, 02/01/15                       18,577          19,536
                                                                 ------
                                                                 79,777
                                                                 ------
   Industrials -- 20.4%
     Alion Science and Technology
          12.000%, 11/01/14                      18,389          18,262
     American Airlines
          7.500%, 03/15/16 (a)                   35,821          37,276
     ARD Finance
          11.125%, 06/01/18                      44,677          47,525
     Beverage Packaging Holdings
     Luxembourg II
          5.625%, 12/15/16 (a)                      500             514
     Cenveo
          8.875%, 02/01/18                       34,631          36,398
     EnergySolutions
          10.750%, 08/15/18                      16,948          18,076
     Gates Investments
          9.000%, 10/01/18                        3,597           3,835
     SITEL
          11.000%, 08/01/17 (a)                  10,642          11,387
     United Airlines
          6.750%, 09/15/15 (a)                    5,456           5,518
     VWR Funding
          7.250%, 09/15/17                        4,495           4,770
                                                                -------
                                                                183,561
                                                                -------

  Information Technology -- 1.2%
     Amkor Technology
          7.375%, 05/01/18                       10,000          10,400
                                                                 ------

   Materials -- 10.0%
     BOE Merger
          9.500%, 11/01/17 (a)                    2,164           2,286
     Cascades
          7.750%, 12/15/17                       38,461          40,075
     Optima Specialty Steel
          12.500%, 12/15/16 (a)                  21,785          24,018
     Packaging Dynamics
          8.750%, 02/01/16 (a)                   16,855          17,373
     Vertellus Specialties
          9.375%, 10/01/15 (a)                    6,175           6,221
                                                                 ------
                                                                 89,973
                                                                 ------

   Telecommunication Services -- 12.5%
     AT&T
          5.625%, 06/15/16                          264             289
     Inmarsat Finance
          7.375%, 12/01/17 (a)                   31,070          32,234

[LOGO]                                      RiverPark Short Term High Yield Fund
                                                       June 30, 2014 (Unaudited)
--------------------------------------------------------------------------------


                                               Face Amount
Description                                   (000)/Shares      Value (000)
--------------------------------------------------------------------------------

     Lin Television
          8.375%, 04/15/18                     $ 13,108        $ 13,763
     Telesat Canada
          6.000%, 05/15/17 (a)                   14,186          14,647
     West
          8.625%, 10/01/18                        6,154           6,546
     Wind Acquisition Finance
          7.250%, 02/15/18                       42,016          44,432
                                                                -------
                                                                111,911
                                                                -------

   Utilities -- 4.1%
     CMS Energy
          4.250%, 09/30/15                        1,334           1,390
     Curtis Palmer
          5.900%, 07/15/14 (a)                   35,229          35,284
                                                                 ------
                                                                 36,674
                                                                 ------

Total Corporate Obligations
  (Cost $815,841) (000)                                         811,620
                                                                -------

Convertible Bond -- 0.5%
     Live Nation Entertainment
       2.875%, 07/15/27
        (Cost $4,777) (000)                       4,763           4,754
                                                                  -----

Preferred Stock -- 0.0%
     Strategic Hotels & Resorts
       8.250%
        (Cost $4) (000)                              --               4
                                                                  -----

Bank Loan Obligations -- 9.8%
     Armored Autogroup
          6.000%, 11/05/16                        8,723           8,748
          0.000%, 11/05/16 (c)                    1,507           1,511
     Energy Future Holdings
          4.250%, 06/10/16                        4,500           4,527
          0.000%, 06/10/16 (c)                    5,000           5,030
     Lee Enterprises
          7.250%, 03/31/19                       17,804          18,004
     Momentive Performance Materials
          4.000%, 04/15/15                        1,000           1,002
     Radio One
          7.500%, 03/31/16                       30,260          30,840
     Travelport LLC
          9.500%, 01/31/16                       17,941          18,440
                                                                 ------

Total Bank Loan Obligations
(Cost $88,307) (000)                                             88,102
                                                                 ------

Total Investments -- 100.6%
(Cost $908,929) (000) +                                        $904,480
                                                               ========


As of June 30, 2014, all of the Fund's investments were considered Level 2, except for the Preferred Stock, which was Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended June 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

     Percentages are based on Net Assets of $898,641 (000).
(a) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(b)  Security in default on interest payments.
(c)  Unsettled bank loan. Interest rate not available as of June 30, 2014.


LLC -- Limited Liability Company
LP -- Limited Partnership

+ At June 30, 2014, the tax basis cost of the Fund's investments was $908,929 (000) and the unrealized appreciation and depreciation were $1,351
     (000) and ($5,800) (000), respectively.

     For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Amounts designated as "-- " have been rounded to $0.

RPF-QH-001-0800

[LOGO]                                     RiverPark Long/Short Opportunity Fund
                                                       June 30, 2014 (Unaudited)
--------------------------------------------------------------------------------


Description                                      Shares          Value (000)
--------------------------------------------------------------------------------

Schedule of Investments

Common Stock -- 101.9%**

   Consumer Discretionary -- 26.0%
     Discovery Communications, Cl C*
     (c)                                         70,114       $   5,089
     Dollar Tree* (b) (c)                        45,503           2,478
     Dollarama (c)                               38,737           3,189
     Imax* (c)                                  116,459           3,317
     Las Vegas Sands (c)                         47,412           3,614
     Melco Crown Entertainment ADR               51,131           1,826
     Priceline Group* (b) (c)                     4,965           5,973
     Rentrak* (c)                                27,905           1,464
     Starbucks (c)                               46,216           3,576
     Ulta Salon Cosmetics &
     Fragrance*                                  18,360           1,678
     Walt Disney (b) (c)                         26,111           2,239
     Wynn Resorts (c)                            15,671           3,252
                                                                 ------
                                                                 37,695
                                                                 ------
   Energy -- 9.9%
     Cabot Oil & Gas (b) (c)                    114,264           3,901
     National Oilwell Varco (b) (c)              43,492           3,582
     Schlumberger (b) (c)                        27,109           3,197
     Southwestern Energy* (b) (c)                79,924           3,636
                                                                 ------
                                                                 14,316
                                                                 ------
   Financials -- 24.4%
     American Express (c)                        32,406           3,074
     American Tower REIT, Cl A (b)
     (c)                                         40,961           3,686
     Charles Schwab (c)                         120,496           3,245
     CME Group, Cl A (b) (c)                     33,804           2,398
     KKR & Co., LP (a) (c)                      120,012           2,920
     Realogy Holdings* (c)                      189,541           7,148
     TD Ameritrade Holding (c)                  101,067           3,168
     The Blackstone Group LP (a) (c)            293,022           9,799
                                                                 ------
                                                                 35,438
                                                                 ------
   Health Care -- 3.0%
     Intuitive Surgical* (c)                      4,491           1,849
     Perrigo                                     17,196           2,507
                                                                  -----
                                                                  4,356
                                                                  -----

   Information Technology -- 32.8%
     Alliance Data Systems* (b) (c)              11,336           3,188
     Apple (b) (c)                               72,107           6,701
     Bankrate*                                  107,520           1,886
     Cognizant Technology Solutions,
     Cl A* (b) (c)                               80,572           3,941
     eBay* (b) (c)                               61,119           3,060
     Equinix* (c)                                30,968           6,506
     Google, Cl A* (c)                            5,668           3,314
     Google, Cl C* (c)                            5,751           3,308
     Mastercard, Cl A (b) (c)                    25,097           1,844
     QUALCOMM (b) (c)                            60,140           4,763
     Trimble Navigation* (c)                     78,497           2,901



                                               Shares/Face
Description                                   Amount (000)     Value (000)
--------------------------------------------------------------------------------

     Visa, Cl A (b) (c)                          15,909       $   3,352
     WebMD Health, Cl A*                         59,487           2,873
                                                                 ------
                                                                 47,637
                                                                 ------
  Materials -- 3.5%
     Monsanto (c)                                40,316           5,029
                                                                 ------

  Telecommunication Services -- 2.3%
     SBA Communications, Cl A*
     (b) (c)                                     33,068           3,383
                                                                 ------

Total Common Stock
  (Cost $121,593) (000)                                         147,854
                                                                -------

Time Deposit -- 7.7%
     Brown Brothers, 0.030%, 07/01/14
       (Cost $11,123) (000)                  $   11,123          11,123
                                                                -------

Total Investments -- 109.6%
  (Cost $132,716) (000)+                                    $   158,977
                                                            ===========

Schedule of Securities Sold Short

Common Stock -- (50.6)%

   Consumer Discretionary -- (16.3)%
     Abercrombie & Fitch, Cl A                  (33,436)     $   (1,446)
     Apollo Education Group, Cl A*              (43,840)         (1,370)
     Best Buy                                   (48,884)         (1,516)
     Darden Restaurants                         (15,572)           (721)
     DeVry Education Group                      (25,573)         (1,083)
     Dick's Sporting Goods                      (15,563)           (725)
     GameStop, Cl A                             (17,892)           (724)
     Gannett                                    (25,275)           (791)
     Gap                                        (17,310)           (720)
     Garmin                                     (18,122)         (1,104)
     Guess?                                     (26,266)           (709)
     HomeAway*                                  (21,921)           (763)
     K12*                                       (44,876)         (1,080)
     Kohl's                                     (27,185)         (1,432)
     Lululemon Athletica*                       (19,032)           (770)
     PetSmart                                   (12,068)           (722)
     Potbelly*                                  (51,515)           (822)
     SeaWorld Entertainment                     (25,663)           (727)
     Six Flags Entertainment                    (32,413)         (1,379)
     Sony ADR                                   (76,418)         (1,281)
     Staples                                    (57,432)           (622)
     Strayer Education*                         (20,618)         (1,082)
     Target                                     (24,909)         (1,444)
     Thomson Reuters                            (18,918)           (688)
                                                                -------
                                                                (23,721)
                                                                -------
   Consumer Staples -- (1.0)%
     Coca-Cola                                  (32,900)         (1,394)
                                                                 ------

   Financials -- (2.1)%
     Financial Engines                          (15,836)           (717)

[LOGO]                                     RiverPark Long/Short Opportunity Fund
                                                       June 30, 2014 (Unaudited)
--------------------------------------------------------------------------------


Description                                      Shares          Value (000)
--------------------------------------------------------------------------------

     Green Dot, Cl A*                           (72,893)       $ (1,384)
     Progressive                                (36,916)           (936)
                                                                 ------
                                                                 (3,037)
                                                                 ------
   Health Care -- (0.6)%
     Cerner*                                    (18,078)           (932)
                                                                 ------

   Industrials -- (3.0)%
     Generac Holdings*                          (14,824)           (722)
     Iron Mountain                              (31,249)         (1,108)
     JB Hunt Transport Services                  (9,821)           (725)
     Nielsen                                    (21,842)         (1,057)
     Pitney Bowes                               (27,345)           (755)
                                                                 ------
                                                                 (4,367)
                                                                 ------

   Information Technology -- (23.7)%
     Activision Blizzard                        (66,399)         (1,481)
     Akamai Technologies*                       (11,854)           (724)
     Applied Materials                          (32,356)           (730)
     BlackBerry*                                (70,605)           (723)
     Corning                                    (64,186)         (1,409)
     Criteo ADR*                                (23,206)           (784)
     Electronic Arts*                           (38,004)         (1,363)
     Flextronics International*                (127,792)         (1,415)
     Hewlett-Packard                            (42,962)         (1,447)
     Intel                                      (21,500)           (664)
     International Business Machines             (5,201)           (943)
     j2 Global                                  (29,410)         (1,496)
     Juniper Networks*                          (55,719)         (1,367)
     Lexmark International, Cl A                (22,858)         (1,101)
     Linear Technology                          (16,527)           (778)
     LinkedIn, Cl A*                             (4,560)           (782)
     Microsoft                                  (33,389)         (1,392)
     NetSuite*                                   (9,397)           (816)
     NVIDIA                                     (59,640)         (1,106)
     Oracle                                     (30,545)         (1,238)
     salesforce.com inc*                        (12,846)           (746)
     Sapient*                                   (44,579)           (724)
     Seagate Technology                         (12,296)           (698)
     ServiceNow*                                (14,376)           (891)
     Shutterstock*                               (9,864)           (819)
     Splunk*                                    (14,482)           (801)
     Tableau Software, Cl A*                    (12,235)           (873)
     Teradata*                                  (10,385)           (418)
     Trulia*                                    (19,616)           (929)
     Twitter*                                   (20,168)           (826)
     Vistaprint*                                (26,853)         (1,086)
     Western Digital                             (7,809)           (721)
     Western Union                              (82,603)         (1,432)
     Workday, Cl A*                              (9,877)           (888)
     Yelp, Cl A*                                 (9,787)           (750)
                                                                -------
                                                                (34,361)
                                                                -------

                                                   Shares/
 Description                                       Contracts      Value (000)
--------------------------------------------------------------------------------

    Materials -- (1.0)%
      Glencore                                 (255,906)      $  (1,426)
                                                              ---------

   Telecommunication Services -- (2.9)%
      AT&T                                      (39,164)         (1,385)
      CenturyLink                               (19,540)           (707)
      Cogent Communications Holdings            (29,897)         (1,033)
      Verizon Communications                    (21,163)         (1,036)
                                                               --------
                                                                 (4,161)
                                                               --------
 Total Common Stock
   (Proceeds $66,714) (000)                                     (73,399)
                                                               --------

 Total Securities Sold Short
   (Proceeds $66,714) (000)*++                                 $(73,399)
                                                               ========


 Schedule of Open Options Purchased
 Purchased Options -- 0.3%*#
      Amazon.com, Put Option,
           Expires 01/17/15, Strike Price $300       61          $  104
      Apple, Call Option,
           Expires 10/18/14,
           Strike Price $86.43                      336             293
      Netflix.com, Put Option,
           Expires 01/17/15, Strike Price $300       50              33
      Zillow, Put Option,
           Expires 01/17/15, Strike Price $90        96              39
                                                                 ------

 Total Purchased Options
 (Cost $594) (000)+++                                            $  469
                                                                 ======
 Schedule of Open Options Written
 Written Options -- (0.3)% *#

      Amazon.com, Put Option,
           Expires 01/17/15, Strike Price $225      (61)         $  (15)
      Apple, Call Option,
           Expires 10/18/14,
           Strike Price $94.29                     (336)           (148)
      Apple, Put Option,
           Expires 10/18/14,
           Strike Price $85.71                     (168)            (36)
      Netflix.com, Put Option,
           Expires 01/17/15, Strike Price $225      (50)             (8)
      Zillow, Call Option,
           Expires 01/17/15, Strike Price $150      (96)           (178)
                                                                 ------

 Total Written Options
 (Premiums Received $307) (000)+++                               $ (385)
                                                                 ======

# For the period ended June 30, 2014, the total amount of all open purchased and written options are representative of the volume of activity for these types of derivatives during the period.

[LOGO]                                     RiverPark Long/Short Opportunity Fund
                                                       June 30, 2014 (Unaudited)
-------------------------------------------------------------------------------)

The following is a list of the inputs used as of June 30, 2014 in valuing the Fund's investments, liabilities, and other financial instruments carried at value (000), in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:

Investments In Securities   Level 1       Level 2      Level 3         Total

Common Stock             $ 147,854      $    --     $     --       $   147,854
Time Deposit                11,123           --           --            11,123
                         ---------      -------     --------       -----------
Total Investments in
Securities               $ 158,977      $    --     $     --       $   158,977
                         =========      =======     ========       ===========

Liabilities                 Level 1       Level 2      Level 3         Total

Common Stock             $ (73,399)     $    --     $      --      $   (73,399)
                         ---------      -------     ---------      -----------
Total Liabilities        $ (73,399)     $    --     $      --      $   (73,399)
                         =========      =======     =========      ===========

Other Financial Instruments Level 1        Level 2     Level 3         Total

Purchased Options        $     469      $    --     $      --      $       469
Written Options               (385)          --            --             (385)
Total Return Swaps^             --           --            --               --
                         ---------      -------     ---------      -----------
Total Other Financial
Instruments              $      84      $    --     $      --      $        84
                         =========      =======     =========      ===========

^Total Return Swaps are valued at the unrealized appreciation
(depreciation) on the instrument. The Total Return Swaps reset monthly, as such there was $0 unrealized appreciation (depreciation) as of June 30, 2014. The swaps are considered Level 2.

For the period ended June 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

A list of open swap agreements held by the Fund at June 30, 2014 was as follows:

----------------------------------------------------------------------------------------------------------------------------------
                                                        TOTAL RETURN SWAPS
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    NET UNREALIZED
                                                                                                                     APPRECIATION
                                                                                      TERMINATION           NOTIONAL (DEPRECIATION)
 COUNTERPARTY  REFERENCE ENTITY/OBLIGATION   FUND PAYS                 FUND RECEIVES  DATE        CONTRACTS AMOUNT (000)     (000)
----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs     Alliance Data Systems           Fed Funds 1-Day - 0.45%   Total Return  09/10/14    202    57              $   -
Goldman Sachs     American Tower REIT             Fed Funds 1-Day - 0.45%   Total Return  10/14/14    612    55                  -
Goldman Sachs     American Tower REIT             Fed Funds 1-Day - 0.45%   Total Return  10/14/14    4,742  427                 -
Goldman Sachs     Apple                           Fed Funds 1-Day - 0.45%   Total Return  07/03/14    4,501  418                 -
Goldman Sachs     Cabot Oil & Gas                 Fed Funds 1-Day - 0.45%   Total Return  10/14/14    720    25                  -
Goldman Sachs     Cabot Oil & Gas                 Fed Funds 1-Day - 0.45%   Total Return  10/14/14    7,881  269                 -
Goldman Sachs     CME Group                       Fed Funds 1-Day - 0.45%   Total Return  10/14/14    412    29                  -
Goldman Sachs     CME Group                       Fed Funds 1-Day - 0.45%   Total Return  10/14/14    3,347  237                 -
Goldman Sachs     CME Group                       Fed Funds 1-Day - 0.45%   Total Return  10/14/14    3,432  244                 -
Goldman Sachs     Cognizant Technology Solutions  Fed Funds 1-Day - 0.45%   Total Return  05/29/15    11,834 579                 -
Goldman Sachs     Cognizant Technology Solutions  Fed Funds 1-Day - 0.45%   Total Return  05/29/15    2,794  137                 -
Goldman Sachs     Cognizant Technology Solutions  Fed Funds 1-Day - 0.45%   Total Return  05/29/15    7,358  360                 -
Goldman Sachs     Dollar Tree                     Fed Funds 1-Day - 0.45%   Total Return  09/04/14    15,932 868                 -
Goldman Sachs     Dollar Tree                     Fed Funds 1-Day - 0.45%   Total Return  09/04/14    6,297  343                 -
Goldman Sachs     eBay                            Fed Funds 1-Day - 0.45%   Total Return  06/12/15    25,000 1,252               -
Goldman Sachs     Mastercard                      Fed Funds 1-Day - 0.45%   Total Return  09/04/14    16,710 1,228               -
Goldman Sachs     Mastercard                      Fed Funds 1-Day - 0.45%   Total Return  09/04/14    2,648  195                 -
Goldman Sachs     National-Oilwell Varco          Fed Funds 1-Day - 0.45%   Total Return  06/05/15    422    35                  -
Goldman Sachs     Priceline Group                 Fed Funds 1-Day - 0.45%   Total Return  06/04/15    66     79                  -
Goldman Sachs     QUALCOMM                        Fed Funds 1-Day - 0.45%   Total Return  11/14/14    2,775  220                 -
Goldman Sachs     SBA Communications              Fed Funds 1-Day - 0.45%   Total Return  10/14/14    842    86                  -
Goldman Sachs     Schlumberger                    Fed Funds 1-Day - 0.45%   Total Return  09/04/14    1,032  122                 -
Goldman Sachs     Southwestern Energy             Fed Funds 1-Day - 0.45%   Total Return  06/12/15    35,934 1,635               -
Goldman Sachs     Southwestern Energy             Fed Funds 1-Day - 0.45%   Total Return  06/12/15    9,765  444                 -
Goldman Sachs     Visa                            Fed Funds 1-Day - 0.45%   Total Return  06/04/15    702    148                 -
Goldman Sachs     Visa                            Fed Funds 1-Day - 0.45%   Total Return  06/04/15    684    144                 -
Goldman Sachs     Walt Disney                     Fed Funds 1-Day - 0.45%   Total Return  07/03/14    18,471 1,584               -
Goldman Sachs     Walt Disney                     Fed Funds 1-Day - 0.45%   Total Return  07/03/14    4,057  348                 -
                                                                                                                             -----
                                                                                                                             $   -
                                                                                                                             =====

[LOGO]                                     RiverPark Long/Short Opportunity Fund
                                                       June 30, 2014 (Unaudited)
--------------------------------------------------------------------------------


For the period ended June 30, 2014, the total amount of open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

     Percentages are based on Net Assets of $145,107 (000).
*    Non-income producing security.
** More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(a) Security considered Master Limited Partnership. At June 30, 2014, these securities amounted to $12,719 or 8.8% of Net Assets.
(b)  Underlying security for a total return swap.
(c)  Pledged as collateral for open options written.

ADR -- American Depositary Receipt
Cl -- Class
LP -- Limited Partnership
REIT -- Real Estate Investment Trust

+ At June 30, 2014, the tax basis cost of the Fund's investments was $132,716 (000) and the unrealized appreciation and depreciation were $27,649 (000) and ($1,388) (000), respectively.

++ At June 30, 2014 the tax basis proceeds of the Fund's securities sold short was $66,714 (000) and the unrealized appreciation and depreciation were $2,139 (000) and ($8,824) (000), respectively.

+++ At June 30, 2014 the tax basis cost and premiums of the Fund's options was $287 (000) and the unrealized appreciation and depreciation were $271 (000) and ($474) (000), respectively.

     For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Amounts designated as "-- " are $0 or have been rounded to $0.

RPF-QH-001-0800

[LOGO]                                      RiverPark/Gargoyle Hedged Value Fund
                                                       June 30, 2014 (Unaudited)
--------------------------------------------------------------------------------



Description                                      Shares           Value (000)
--------------------------------------------------------------------------------

Schedule of Investments

Common Stock -- 100.9%

   Consumer Discretionary -- 13.4%
     Apollo Education Group, Cl A* (a)           14,110         $   441
     Best Buy (a)                                19,948             619
     Dillard's, Cl A (a)                          1,700             198
     Ford Motor (a)                              42,680             736
     GameStop, Cl A (a)                           8,500             344
     General Motors (a)                          20,100             729
     Goodyear Tire & Rubber (a)                  28,490             792
     International Game Technology (a)           52,603             837
     Las Vegas Sands                              9,370             714
     Liberty Global, Cl A*                        9,610             425
     Lions Gate Entertainment (a)                22,681             648
     PulteGroup (a)                              36,950             745
     Staples (a)                                 54,795             594
     Time Warner (a)                             11,230             789
                                                                  -----
                                                                  8,611
                                                                  -----
   Consumer Staples -- 7.7%
     Avon Products (a)                           54,250             793
     Ingredion                                    9,910             744
     Kroger (a)                                  15,362             759
     Molson Coors Brewing, Cl B (a)              10,815             802
     Pilgrim's Pride* (a)                        40,080           1,096
     Tyson Foods, Cl A (a)                       19,015             714
                                                                  -----
                                                                  4,908
                                                                  -----

   Energy -- 12.5%
     Apache (a)                                   5,970             601
     Chesapeake Energy (a)                       17,240             536
     ConocoPhillips                               6,370             546
     CVR Energy (a)                               5,846             282
     Denbury Resources (a)                       34,113             630
     HollyFrontier (a)                            6,128             268
     Marathon Oil                                 2,908             116
     Nabors Industries (a)                       21,400             628
     Newfield Exploration* (a)                   11,400             504
     Oil States International*                   11,365             728
     Peabody Energy (a)                          41,495             678
     SandRidge Energy* (a)                      100,048             715
     Superior Energy Services                     6,800             246
     Tesoro (a)                                   4,752             279
     Valero Energy (a)                           12,020             602
     Western Refining (a)                        12,130             455
     World Fuel Services (a)                      4,160             205
                                                                  -----
                                                                  8,019
                                                                  -----

   Financials -- 13.9%
     American International Group (a)            10,110             552
     Bank of New York Mellon (a)                  9,318             349
     Erie Indemnity, Cl A (a)                     9,931             748
     Genworth Financial, Cl A* (a)               28,450             495
     Intercontinental Exchange                    3,790             716





Description                                      Shares           Value (000)
--------------------------------------------------------------------------------

     Jones Lang LaSalle (a)                       5,730         $   724
     Legg Mason (a)                              11,525             592
     Leucadia National (a)                       30,028             787
     Morgan Stanley                              19,365             626
     NASDAQ OMX Group (a)                         6,704             259
     Ocwen Financial*                            21,140             784
     Old Republic International (a)              47,300             782
     PartnerRe (a)                                3,710             405
     Radian Group                                28,500             422
     Reinsurance Group of America,
       Cl A (a)                                   7,504             592
     XL Group, Cl A                               3,200             105
                                                                  -----
                                                                  8,938
                                                                  -----

   Health Care -- 12.8%
     Actavis*                                     3,450             770
     Alere* (a)                                  16,776             628
     Allscripts Healthcare Solutions* (a)        19,310             310
     Amgen (a)                                    2,460             291
     Community Health Systems* (a)                7,000             318
     Eli Lilly (a)                                5,633             350
     Express Scripts Holding* (a)                10,955             759
     Medtronic (a)                                5,342             340
     Mylan* (a)                                  10,550             544
     Myriad Genetics* (a)                        16,087             626
     Perrigo                                      5,420             790
     Quest Diagnostics (a)                       12,520             735
     Questcor Pharmaceuticals (a)                 6,603             611
     United Therapeutics* (a)                     7,531             667
     WellCare Health Plans* (a)                   5,940             443
                                                                  -----
                                                                  8,182
                                                                  -----

   Industrials -- 6.7%
     Babcock & Wilcox (a)                        19,800             643
     Delta Air Lines (a)                         22,107             856
     Joy Global (a)                               6,750             416
     Manpowergroup (a)                            8,850             751
     Oshkosh (a)                                  6,655             369
     Pentair (a)                                  7,170             517
     SPX                                          7,030             761
                                                                  -----
                                                                  4,313
                                                                  -----

   Information Technology -- 19.9%
     Activision Blizzard (a)                     34,060             760
     AOL* (a)                                     9,696             386
     Apple (a)                                    5,530             514
     Brocade Communications Systems
     (a)                                         73,380             675
     Computer Sciences (a)                        8,071             510
     First Solar* (a)                            12,914             918
     Flextronics International* (a)              76,031             842
     Hewlett-Packard (a)                         23,250             783
     IAC (a)                                     10,490             726
     Itron* (a)                                   4,918             199
     Jabil Circuit (a)                           38,120             797

[LOGO]                                      RiverPark/Gargoyle Hedged Value Fund
                                                       June 30, 2014 (Unaudited)
--------------------------------------------------------------------------------


                                                Shares/
Description                                    Contracts         Value (000)
--------------------------------------------------------------------------------

     Lam Research                                 7,680         $   519
     Leidos Holdings (a)                         13,089             502
     Lexmark International, Cl A (a)              5,600             269
     NVIDIA (a)                                  21,000             389
     Oracle (a)                                  12,200             494
     Seagate Technology (a)                      13,530             769
     Sohu.com* (a)                                3,604             208
     SunPower, Cl A*                             22,340             915
     Symantec (a)                                 9,902             227
     VeriFone Systems* (a)                       16,650             612
     VeriSign* (a)                               14,730             719
     Vishay Intertechnology (a)                   4,633              72
                                                                 ------
                                                                 12,805
                                                                 ------

  Materials -- 7.5%
     Alcoa (a)                                   53,257             793
     Ashland (a)                                  6,850             745
     Axiall                                       8,620             407
     Cliffs Natural Resources (a)                25,460             383
     Freeport-McMoRan Copper & Gold              11,500             420
     International Paper (a)                     12,386             625
     Newmont Mining (a)                          27,141             691
     Tronox, Cl A (a)                            27,760             747
                                                                  -----
                                                                  4,811
                                                                  -----

   Telecommunication Services -- 5.5%
     CenturyLink (a)                             18,010             652
     Frontier Communications (a)                135,970             794
     Telephone & Data Systems (a)                26,326             687
     United States Cellular*                     15,502             633
     Verizon Communications (a)                  16,071             786
                                                                  -----
                                                                  3,552
                                                                  -----

   Utilities -- 1.0%
     AES (a)                                     41,853             651
                                                                  -----

Total Common Stock
  (Cost $52,550) (000)                                           64,790
                                                             ----------

Total Investments -- 100.9%
  (Cost $52,550) (000)+                                      $   64,790
                                                             ==========

Schedule of Open Options Written
Written Options -- (1.4)%*#

   CBOE Russell 200 Index, Call Option,
     Expires 07/19/14, Strike Price $1,200          (47)        $   (50)
     Expires 08/01/14, Strike Price $1,195          (27)            (49)
     Expires 08/01/14, Strike Price $1,185          (15)            (36)
     Expires 07/19/14, Strike Price $1,180          (52)           (117)
     Expires 07/19/14, Strike Price $1,190          (92)           (147)


Description                                      Contracts       Value (000)
--------------------------------------------------------------------------------

   CBOE S&P 500 Index, Call Option,
     Expires 08/01/14, Strike Price $1,980          (23)        $   (24)
     Expires 08/08/14, Strike Price $1,975          (16)            (25)
     Expires 07/25/14, Strike Price $1,975          (17)            (16)
     Expires 08/01/14, Strike Price $1,960          (32)            (65)
     Expires 08/01/14, Strike Price $1,975          (49)            (61)
   NASDAQ 100 Euro Index, Call Option,
     Expires 07/19/14, Strike Price $3,825           (6)            (31)
     Expires 07/11/14, Strike Price $3,850           (5)            (13)
   S&P 500 Index, Call Option,
     Expires 07/19/14, Strike Price $1,965          (50)            (59)
     Expires 07/19/14, Strike Price $1,955          (90)           (153)
     Expires 07/19/14, Strike Price $1,960          (20)            (28)
                                                                -------

Total Written Options
(Premiums Received $806) (000)++                                $  (874)
                                                                =======


# For the period ended June 30, 2014, the total amount of all open written options are representative of the volume of activity for these types of derivatives during the period.

[LOGO]                                      RiverPark/Gargoyle Hedged Value Fund
                                                       June 30, 2014 (Unaudited)
--------------------------------------------------------------------------------

The following is a list of the inputs used as of June 30, 2014 in valuing the Fund's investments and other financial instruments carried at value
(000), in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:




Investments in Securities       Level 1     Level 2     Level 3        Total

Common Stock                  $  64,790    $     --   $      --      $ 64,790
                              ---------    --------   ---------      --------
Total Investments in
Securities                    $  64,790    $     --   $      --      $ 64,790
                              =========    ========   =========      ========

Other Financial Instruments     Level 1     Level 2     Level 3        Total
Written Options               $    (874)   $     --   $      --      $   (874)
                              ---------    --------   ---------      --------
Total Other Financial
Instruments                   $    (874)   $     --   $      --      $   (874)
                             ==========    ========   =========      ========


For the period ended June 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

     Percentages are based on Net Assets of $64,264 (000).
*    Non-income producing security.
(a)  Pledged as collateral for open options written.

CBOE -- Chicago Board Options Exchange
Cl -- Class
NASDAQ -- National Association of Securities Dealers Automated Quotations S&P -- Standard & Poor's

+    At June 30, 2014, the tax basis cost of the Fund's investments was $52,550
     (000) and the unrealized appreciation and depreciation were $13,067 (000) and ($827) (000), respectively.

++   At June 30, 2014 the tax basis premiums of the Fund's options was $806
     (000) and the unrealized appreciation and depreciation were $46 (000) and ($114) (000), respectively.

     For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

RPF-QH-001-0800

[LOGO]                                           RiverPark Structural Alpha Fund
                                                       June 30, 2014 (Unaudited)
--------------------------------------------------------------------------------

                                                   Face
                                                  Amount
                                                  (000)/
Description                                      Contracts      Value (000)
--------------------------------------------------------------------------------

Schedule of Investments

U.S. Treasury Obligations -- 34.1%

   U.S. Treasury Bills (a) (b)
     0.030%, 08/28/14                           $ 1,000         $ 1,000
     0.015%, 07/31/14                             1,000           1,000
     0.010%, 09/18/14                             1,000           1,000
                                                                -------

Total U.S. Treasury Obligations
  (Cost $3,000) (000)                                             3,000
                                                                -------

 Commercial Paper -- 2.9%

   Ford Motor Credit
     0.805%, 10/01/14 (a)
       (Cost $250) (000)                            250             250
                                                                 ------

Time Deposit -- 41.6%
     Brown Brothers, 0.030%, 07/01/14
       (Cost $3,663) (000)                        3,663           3,663
                                                               --------

Total Investments -- 78.6%
  (Cost $6,913) (000)+                                          $ 6,913
                                                                =======

Schedule of Open Options Purchased

Purchased Options -- 14.8%*#

     S&P 500 Index, Call Option,
          Expires 09/30/14, Strike Price $1,700      12           $ 308
          Expires 12/20/14, Strike Price $1,625      12             395
          Expires 01/17/15, Strike Price $1,850      10             138
          Expires 12/31/14, Strike Price $1,850      12             161
          Expires 12/31/14, Strike Price $2,050      10              22
          Expires 03/31/15, Strike Price $1,850      10             149
     SPDR S&P 500 Index, Call Option,
          Expires 03/20/15, Strike Price $188       100             132
                                                                -------

Total Purchased Options
(Cost $669) (000) ++                                            $ 1,305
                                                                =======




Schedule of Open Options Written

Written Options -- (7.0)% *#

     CBOE S&P 500 Index, Call Option,
          Expires 07/03/14, Strike Price $1,980      (3)           $ --
     CBOE S&P 500 Index, Put Option,
          Expires 07/03/14, Strike Price $1,900      (3)             --


Description                                       Contracts     Value (000)
--------------------------------------------------------------------------------

   S&P 500 Index, Call Option,
     Expires 03/31/15, Strike Price $2,000          (10)          $ (59)
     Expires 07/19/14, Strike Price $1,995           (3)             (1)
     Expires 01/17/15, Strike Price $2,000          (10)            (44)
     Expires 09/30/14, Strike Price $1,825          (12)           (169)
     Expires 12/20/14, Strike Price $1,825          (12)           (183)
     Expires 12/31/14, Strike Price $2,000          (12)            (48)
     Expires 07/25/14, Strike Price $1,990           (5)             (2)
     Expires 07/11/14, Strike Price $1,980           (5)             (1)
   S&P 500 Index, Put Option,
     Expires 01/17/15, Strike Price $1,725           (5)            (11)
     Expires 03/31/15, Strike Price $1,725           (5)            (18)
     Expires 12/20/14, Strike Price $1,475           (6)             (3)
     Expires 07/19/14, Strike Price $1,915           (3)             (2)
     Expires 07/11/14, Strike Price $1,905           (5)             (1)
     Expires 12/31/14, Strike Price $1,700           (6)            (10)
     Expires 09/30/14, Strike Price $1,600           (6)             (2)
     Expires 07/25/14, Strike Price $1,910           (5)             (3)
   SPDR S&P 500 Index, Call Option,
     Expires 03/20/15, Strike Price $205           (100)            (38)
     SPDR S&P 500 Index, Put Option,
     Expires 03/20/15, Strike Price $175            (50)            (19)
                                                                -------

Total Written Options
(Premiums Received $522) (000)++                                $  (614)
                                                                =======


# For the period ended June 30, 2014, the total amount of all open purchased and written options are representative of the volume of for these types of derivatives during the period.

The following is a list of the inputs used as of June 30, 2014 in the Fund's investments and other financial instruments carried at value
(000), in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:

Investments in Securities      Level 1     Level 2     Level 3     Total

U.S. Treasury
Obligations                  $   3,000   $   --      $   --      $3,000

Commercial Paper                    --      250          --         250
Time Deposit                     3,663       --          --       3,663
                             ---------   ------      ------      ------

Total Investments in
Securities                   $   6,663   $  250      $   --      $6,913
                             =========   ======      ======      ======


Other Financial
Instruments                    Level 1     Level 2     Level 3     Total

Purchased Options            $   1,305   $   --      $   --      $1,305
Written Options                   (614)      --          --        (614)
Futures^
Unrealized Depreciation            (23)      --          --         (23)
                             ---------   ------      ------      ------
Total Other Financial
Instruments                  $     668   $   --      $   --      $  668
                             =========   ======      ======      ======

^ Futures contracts are valued at the unrealized depreciation on the instrument.

[LOGO]                                           RiverPark Structural Alpha Fund
                                                       June 30, 2014 (Unaudited)
--------------------------------------------------------------------------------


For the period ended June 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

To open future contracts held by the Fund at June 30, 2014, are as follows:

                                       Number of                    Unrealized
                     Type of           Contracts      Expiration    Depreciation
Counterparty         Contract          Short          Date          (000)
--------------------------------------------------------------------------------
Interactive          S&P 500 Index
Brokers LLC          E-Mini               (26)        Sep-2014      $       (23)
                                                                    ============


For the period ended June 30, 2014, the total amount of open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

     Percentages are based on Net Assets of $8,800 (000).
*    Non-income producing security.
(a) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(b)  Pledged as collateral for open futures contracts.


CBOE -- Chicago Board Options Exchange
LLC -- Limited Liability Company
S&P -- Standard & Poor's
SPDR -- Standard & Poor's Depositary Receipt

+ For federal tax purposes, the Fund's aggregate tax cost is equal to book cost.

++ At June 30, 2014 the tax basis cost and premiums of the Fund's options was $147 (000) and the unrealized appreciation and depreciation were $864 (000) and ($320) (000), respectively.

     For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Amounts designated as "--" are $0 or have been rounded to $0.

RPF-QH-001-0800

[LOGO]                                           RiverPark Strategic Income Fund
                                                       June 30, 2014 (Unaudited)
--------------------------------------------------------------------------------

                                             Face Amount
Description                                     (000)             Value (000)
--------------------------------------------------------------------------------

Schedule of Investments

Corporate Obligations -- 76.4%

   Consumer Discretionary -- 16.4%
     American Achievement
          10.875%, 04/15/16 (a)                 $ 7,409       $   7,650
     American Media
          11.500%, 12/15/17                       4,278           4,556
     Caesars Entertainment Resort
     Properties
          8.000%, 10/01/20 (a)                    1,750           1,837
     Cambium Learning Group
          9.750%, 02/15/17                        9,051           9,300
     Cedar Fair
          9.125%, 08/01/18                           71              75
     Checkers Drive-In Restaurants
          11.000%, 12/01/17 (a)                   4,400           4,939
     Empire Today
          11.375%, 02/01/17 (a)                   2,682           2,789
     Express
          8.750%, 03/01/18                        2,648           2,787
     GRD Holdings III
          10.750%, 06/01/19 (a)                   6,820           7,673
     HOA Restaurant Group
          11.250%, 04/01/17 (a)                   6,075           6,440
     HT Intermediate Holdings
          12.000%, 05/15/19 (a)                   3,078           3,293
     LBI Media
          10.000%, 04/15/19 (a)                  13,410          14,349
     McGraw-Hill Global Education
     Holdings
          9.750%, 04/01/21 (a)                    1,620           1,867
     Postmedia Network
          12.500%, 07/15/18                       9,063           9,652
     Townsquare Radio
          9.000%, 04/01/19 (a)                     100              111
                                                                 ------
                                                                 77,318
                                                                 ------

   Consumer Staples -- 9.1%
     C&S Group Enterprises
          8.375%, 05/01/17 (a)                   11,987          12,566
     Carolina Beverage Group
          10.625%, 08/01/18                       4,118           4,458
     Safeway
          4.750%, 12/01/21                        2,900           2,984
     Simmons Foods
          10.500%, 11/01/17                       6,022           6,481
     Southern States Cooperative
          10.000%, 08/15/21 (a)                   9,461           9,650
     US Foods
          8.500%, 06/30/19                        6,383           6,839
                                                                 ------
                                                                 42,978
                                                                 ------


                                             Face Amount
Description                                     (000)             Value (000)
--------------------------------------------------------------------------------

   Energy -- 4.6%
     BreitBurn Energy Partners
          7.875%, 04/15/22                      $ 1,000       $   1,087
     Drill Rigs Holdings
          6.500%, 10/01/17 (a)                      490             504
     Expro Finance
          8.500%, 12/15/16 (a)                    5,220           5,474
     Express Pipeline
          7.390%, 12/31/17 (a)                    1,609           1,727
     Overseas Shiphldg Group
          8.125%, 03/30/18                        5,501           6,684
     Sanjel
          7.500%, 06/19/19 (a)                    2,700           2,700
     Westmoreland Coal
          10.750%, 02/01/18                       3,196           3,440
                                                                 ------
                                                                 21,616
                                                                 ------

   Financials -- 6.3%
     Fifth Street Finance
          4.875%, 03/01/19                          500             522
     Hunt
          9.625%, 03/01/21 (a)                   11,531          12,137
     Lender Processing Services
          5.750%, 04/15/23                        6,500           7,004
     Nuveen Investments
          9.125%, 10/15/17 (a)                    6,077           6,616
     Toll Road Investors Partnership
          4.628%, 02/15/45 (a) (b)                2,045             407
     Toll Road Investors Partnership II
          6.218%, 02/15/25 (a) (b)                5,700           3,021
                                                                 ------
                                                                 29,707
                                                                 ------

   Health Care -- 6.5%
     Allegran
          3.375%, 09/15/20                        5,000           4,947
     Prospect Medical Holdings
          8.375%, 05/01/19 (a)                   10,840          11,870
     Symbion
          8.000%, 06/15/16                        2,786           2,925
     Warner Chilcott
          7.750%, 09/15/18                       10,350          10,907
                                                                 ------
                                                                 30,649
                                                                 ------

   Industrials -- 16.8%
     Alion Science and Technology
          12.000%, 11/01/14                       6,134           6,092
     Acuity Brands Lighting
          6.000%, 12/15/19                        1,000           1,134
     American Airlines
          7.500%, 03/15/16 (a)                    2,620           2,727
     Beverage Packaging Holdings
     Luxembourg II
          5.625%, 12/15/16 (a)                    6,640           6,823
     Casella Waste Systems
          7.750%, 02/15/19                        4,000           4,200

[LOGO]                                           RiverPark Strategic Income Fund
                                                       June 30, 2014 (Unaudited)
--------------------------------------------------------------------------------

                                               Face Amount
Description                                       (000)           Value (000)
--------------------------------------------------------------------------------

     Cenveo
          8.875%, 02/01/18                     $ 17,191        $ 18,068
          6.000%, 08/01/19 (a)                    3,000           3,015
     Continental Airlines Pass-Through
     Trust, Ser 2007-1, Cl A
          5.983%, 04/19/22                          211             236
     Dispensing Dynamics International
          12.500%, 01/01/18 (a)                  11,377          12,515
     Northwest Airlines Pass-Through
     Trust, Ser 2007-1, Cl A
          7.027%, 11/01/19                        2,865           3,295
     Quad
          7.000%, 05/01/22 (a)                    9,240           9,286
     SITEL
          11.000%, 08/01/17 (a)                   1,314           1,406
     Tempel Steel
          12.000%, 08/15/16 (a)                   7,321           7,284
     United Airlines
          6.750%, 09/15/15 (a)                    1,456           1,472
     VWR Funding
          7.250%, 09/15/17                        1,325           1,406
                                                                 ------
                                                                 78,959
                                                                 ------

   Information Technology -- 1.5%
     Fidelity National Information
     Services
          5.000%, 03/15/22                        3,925           4,132
     Fiserv
          3.500%, 10/01/22                        3,275           3,300
                                                                  -----
                                                                  7,432
                                                                  -----

   Materials -- 8.9%
     American Piping Products
          12.875%, 11/15/17 (a)                   4,150           4,612
     BOE Intermediate Holding
          9.000%, 11/01/17 (a)                    1,869           1,961
     Cascades
          7.750%, 12/15/17                          890             927
     Consolidated Minerals
          8.000%, 05/15/20 (a)                    2,000           1,967
     Lansing Trade Group
          9.250%, 02/15/19 (a)                    4,620           4,574
     Optima Specialty Steel
          12.500%, 12/15/16 (a)                   6,790           7,486
     Tembec Industries
          11.250%, 12/15/18                       4,640           5,046
     Verso Paper Holdings
          11.750%, 01/15/19                      11,389          12,044
     Vertellus Specialties
          9.375%, 10/01/15 (a)                    3,172           3,196
                                                                 ------
                                                                 41,813
                                                                 ------


                                               Face Amount
Description                                   (000)/Shares     Value (000)
--------------------------------------------------------------------------------
   Telecommunication Services -- 6.1%
     Avanti Communications Group
          10.000%, 10/01/19 (a)                 $ 4,500       $   4,792
     Earthlink
          8.875%, 05/15/19                           30              30
          7.375%, 06/01/20                        4,928           5,279
     Goodman Networks
          12.375%, 07/01/18 (a)                   3,000           3,307
          12.125%, 07/01/18                       3,455           3,801
     Qwest
          7.500%, 10/01/14                        2,038           2,073
     Sprint Communications
          6.000%, 11/15/22                        9,162           9,391
                                                                 ------
                                                                 28,673
                                                                 ------

   Utilities -- 0.2%
     VV Holding
          7.000%, 07/10/19 (a) (c)                5,000             815
                                                                 ------


Total Corporate Obligations
  (Cost $357,219) (000)                                         359,960
                                                                -------

   Commercial Paper -- 5.5%
     ConAgra Foods
          0.438%, 07/21/14 (b)                   11,000          10,997
     Ford Motor Credit
          0.621%, 07/15/14                        5,000           4,999
          0.578%, 09/15/14                        5,000           4,995
          0.562%, 08/15/14                        5,000           4,997
                                                                 ------

Total Commercial Paper
(Cost $25,986) (000)                                             25,988
                                                                 ------

   Asset-Backed Security -- 3.3%

     Other Asset-Backed Securities -- 3.3%
       Master Asset Vehicle II,
        Ser 2009-2, Cl A1
        0.000%, 07/15/56 (c)
          (Cost $15,351) (000)                   16,829          15,567
                                                                 ------

   Preferred Stock -- 0.4%
     Commonwealth REIT
          7.500%, 11/15/19
          (Cost $1,855) (000)                        89           1,846
                                                                  -----

   Warrant -- 0.0%

     Lee Enterprises*
     (Cost $--) (000)                            96,200             159
                                                                  -----
   Bank Loan Obligations -- 11.4%
     Armored Autogroup
          6.000%, 11/05/16                        2,731           2,738
          0.000%, 11/05/16 (d)                      470             471

[LOGO]                                           RiverPark Strategic Income Fund
                                                       June 30, 2014 (Unaudited)
--------------------------------------------------------------------------------

                                               Face Amount
Description                                       (000)           Value (000)
--------------------------------------------------------------------------------

     Caesars Growth Properties Holdings
          6.250%, 05/08/21                      $ 1,000         $   999
     Cengage Learning Acquisitions
          7.000%, 03/31/20                          250             253
     Charlotte Russe
          0.000%, 05/22/19 (d)                    3,000           2,970
     Eastman Kodak
          10.750%, 09/03/20                       1,600           1,628
     El Pollo Loco
          9.500%, 04/11/19                          250             252
     Hampton Rubber
          9.000%, 03/27/22                        2,600           2,603
          0.000%, 03/27/22 (d)                    2,000           2,003
     Lee Enterprises
          12.000%, 12/15/22                       2,405           2,603
          7.250%, 03/31/19                        3,914           3,958
     Marisco Holdings
          0.000%, 12/31/22 (d)                   13,932           5,782
     Maueser-Werke
          0.000%, 06/27/22 (d)                    6,825           6,757
     Radio One
          7.500%, 03/31/16                        3,479           3,546
     Salix Pharmaceuticals
          4.250%, 01/02/20                          488             491
     Stratus Technologies
          6.000%, 04/23/21                        2,700           2,702
     TGI Fridays
          0.000%, 06/24/21 (d)                    4,800           4,782
     Travel Leaders Group
          7.000%, 12/05/18 (c)                    3,900           3,895
     Travelport LLC
          9.500%, 01/31/16                        5,000           5,139
                                                                 ------

Total Bank Loan Obligations
  (Cost $53,087) (000)                                           53,572
                                                                 ------

Time Deposit -- 9.0%
     Brown Brothers, 0.030%, 07/01/14
     (Cost $42,445) (000)                        42,445          42,445
                                                                 ------

Total Investments -- 106.0%
  (Cost $495,943) (000)+                                    $   499,537
                                                            ===========


The following is a list of the inputs used as of June 30, 2014 in valuing the Fund's investments carried at value (000), in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:



Investments In Securities     Level 1      Level 2   Level 3      Total

Corporate Obligations     $      --      $ 359,960  $   --     $ 359,960
Commercial Paper                 --         25,988      --        25,988
Asset-Backed Security            --         15,567      --        15,567
Preferred Stock               1,846             --      --         1,846
Warrant                          --            159      --           159
Bank Loan Obligations            --         53,572      --        53,572
Time Deposit                 42,445             --      --        42,445
                          ---------      ---------  ------     ---------
Total Investments in
Securities                $  44,291      $ 455,246  $   --     $ 499,537
                          =========      =========  ======     =========


For the period ended June 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

     Percentages are based on Net Assets of $471,156 (000).
*    Non-income producing security.
(a) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(b) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(c) Variable rate security - Rate disclosed is the rate in effect on June 30, 2014.
(d)  Unsettled bank loan. Interest rate not available as of June 30, 2014.


Cl -- Class
LLC -- Limited Liability Company
REIT -- Real Estate Investment Trust
Ser -- Series

+ At June 30, 2014, the tax basis cost of the Fund's investments was $495,943 (000) and the unrealized appreciation and depreciation were $4,336
     (000) and ($742) (000), respectively.

     For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

RPF-QH-001-0800

ITEM 2.      CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                      RiverPark Funds Trust


By (Signature and Title)*                         /s/ Morty Schaja
                                                  ----------------
                                                  Morty Schaja
                                                  President

Date: August 28, 2014


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                         /s/ Morty Schaja
                                                  ----------------
                                                  Morty Schaja
                                                  President

Date: August 28, 2014

By (Signature and Title)*                         /s/ Rami Abdel-Rahman
                                                  ---------------------
                                                  Rami Abdel-Rahman
                                                  Chief Financial Officer and
                                                  Treasurer

Date August 28, 2014

*   Print the name and title of each signing officer under his or her signature.